Income Taxes (Components Of Income From Continuing Operations) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Operating Loss Carryforwards [Line Items]
United States	$ 84	$ (250)	$ (35)
Foreign:	165	283	347
Total	249	33	312
United Kingdom
Operating Loss Carryforwards [Line Items]
Foreign:	40	55	105
Australia
Operating Loss Carryforwards [Line Items]
Foreign:	(28)	38	32
Canada
Operating Loss Carryforwards [Line Items]
Foreign:	15	(8)	87
Middle East
Operating Loss Carryforwards [Line Items]
Foreign:	42	66	35
Africa
Operating Loss Carryforwards [Line Items]
Foreign:	20	76	34
Other
Operating Loss Carryforwards [Line Items]
Foreign:	$ 76	$ 56	$ 54